Called-up share capital - Summary of allotted, called up and fully paid share capital (Details) £ / shares in Units, $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 GBP (£) £ / shares shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		$ 4,142	$ 4,186	$ 4,496
Repurchase of ordinary share capital	[1]		(4,012)	(7,302)	$ (8,167)
Balance, end of period			4,142	4,186	4,496
Preference shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		21	21	21
Balance, end of period			21	$ 21	$ 21
Number of shares authorised | £						£ 10,000,000
First Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares				7,233	7,233	7,233
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		12	12	$ 12
Balance, end of period			$ 12	$ 12	$ 12
Percentage of nominal cumulative preference shares			8.00%
Par value per share | £ / shares						£ 1
Second Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares				5,473	5,473	5,473
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		$ 9	$ 9	$ 9
Balance, end of period			$ 9	$ 9	$ 9
Percentage of nominal cumulative preference shares			9.00%
Par value per share | £ / shares						£ 1
Ordinary Shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period (in shares) | shares		16,486,313	16,662,465	17,900,800	19,097,783
Balance, beginning of period		$ 4,121	$ 4,165	$ 4,475	$ 4,774
Issue of new shares for employee share-based payment plans (in shares) | shares			0	0	66,000
Issue of new shares for employee share-based payment plans			$ 0	$ 0	$ 17
Repurchase of ordinary share capital (in shares) | shares		(74,000)	(835,649)	(1,238,335)	(1,262,983)
Repurchase of ordinary share capital			$ (209)	$ (310)	$ (316)
Repurchase of ordinary share capital transferred to treasury shares (in shares) | shares			659,497	0	0
Repurchase of ordinary share capital transferred to treasury shares			$ 165	$ 0	$ 0
Balance, end of period (in shares) | shares			16,486,313	16,662,465	17,900,800
Balance, end of period			$ 4,121	$ 4,165	$ 4,475
Par value per share | $ / shares			$ 0.25

[1]	See Note 32 for further information.